Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	$ 118,905	$ 109,384
Total prepaid expenses and other current assets	14,367	14,816
Total accounts payable and accrued expenses	21,499	23,404
Total container contracts payable	5,294	9,394
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	103,855	96,158
Total prepaid expenses and other current assets	14,224	14,627
Total accounts payable and accrued expenses	19,659	21,451
Total container contracts payable	5,294	9,394
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable	15,050	13,226
Total prepaid expenses and other current assets	143	189
Total accounts payable and accrued expenses	$ 1,840	$ 1,953